Distribution fees paid to authorized agents (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Total authorized agent fees incurred			$ 26,082	$ 24,735	$ 22,086
Other marketing expenses			2,908	1,439	936
Total distribution and marketing	27,116	21,424	28,990	26,174	23,022
Total authorized agent fees
Significant Accounting Policies [Line Items]
Total authorized agent fees incurred			88,818	86,166	74,929
Artisan Funds
Significant Accounting Policies [Line Items]
Total authorized agent fees incurred			$ 62,736	$ 61,431	$ 52,843